Document and Entity Information	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	SCHNITZER STEEL INDUSTRIES, INC.
Entity Incorporation, State or Country Code	OR
Entity File Number	000-22496
Entity Tax Identification Number	93-0341923
Entity Address, Address Line One	299 SW Clay Street
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97201
City Area Code	503
Local Phone Number	224-9900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000912603
Title of 12(b) Security	Class A Common Stock, $1.00 par value
Trading Symbol	SCHN
Security Exchange Name	NASDAQ